UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            ChinaRock Capital Management Limited
Address:         Unit B, 26th Floor, Entertainment Building
                 30 Queen's Road Central
                 Hong Kong, China

13 File Number: 28-12617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chun R. Ding
Title:     Director
Phone:     (415) 578-5700
Signature, Place and Date of Signing

/s/ Kelvin Koo                            San Francisco, CA     July 27, 2012
-------------------------------------    -----------------     ----------------
By:   Kelvin Koo, as Attorney-in-Fact          [City, State]           [Date]
for Chun R. Ding, Manager

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting \ manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total               None

Form 13F Information Table Value Total               None

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         Form 13F File Number:                 Name

         28-13682                              CRCM L.P.